Trade and Other Receivables - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Restricted cash	$ 2.5	$ 2.3
Expected credit losses	$ 1.8	$ 0.9